Warrants (Details 1) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2011	Sep. 30, 2021	Dec. 31, 2020	Apr. 30, 2021	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2015
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds from first sale of shares		$ 50,000	$ 50,000
Issuances upon exercise of common stock warrants		522,009	522,009		478,828
Term for warrants expiration						30 days
Warrant liability			$ 11,518		$ 15,343
Series A-1 redeemable convertible preferred stock ("Series A-1")
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Exercise price of warrants	$ 4.44
Gross proceeds from first sale of shares	$ 5,000
Quotient for calculating number of warrants exercisable	$ 300
Issuances upon exercise of common stock warrants	74,784			52,222
Term for warrants expiration	3 years
Warrant liability		$ 0	$ 600	$ 900
Warrants and Rights Subject to Mandatory Redemption [Member] | Series A-1 redeemable convertible preferred stock ("Series A-1")
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Exercise price of warrants	$ 4.44						$ 4.44
Gross proceeds from first sale of shares	$ 5,000
Quotient for calculating number of warrants exercisable	$ 300
Issuances upon exercise of common stock warrants							74,784
Term for warrants expiration			3 years
Warrant liability			$ 600		$ 500